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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended JUNE 30, 2003.
                                                        ---------------

Check here if Amendment;  / /               Amendment Number:
This Amendment (Check only one):                / /  is a restatement.
                                                / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                   Folksamerica Holding Company, Inc.
Address of Principal Executive Office:  One Liberty Plaza
                                        New York, New York 10006


Form 13F File Number:     028-07388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael S. Paquette
Title:  Authorized Representative
Phone:  (617) 725-9054

Signature, Place, and Date of Signing:

 /s/ MICHAEL S. PAQUETTE           BOSTON, MASSACHUSETTS       AUGUST 12, 2003
--------------------------      --------------------------   -------------------
[Signature]                        [City, State]               [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
028-01681                           White Mountains Insurance Group, Ltd.
028-06739                           High Rise Capital Management, L.P.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       NONE
                                                     --------------

Form 13F Information Table Entry Total:                  NONE
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Form 13F Information Table Value Total:                  NONE
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List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                        Form 13F File Number                        Name